Schedule of investments
Delaware Wealth Builder Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.22%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.822% (SOFR + 1.50%) 10/25/43 #, •	1,107,356	$ 1,109,451
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ	211,603	16,979
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	184,757	161,601
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M1 144A 6.022% (SOFR + 0.70%) 12/25/33 #, •	1,220	1,220
Series 2023-HQA3 A1 144A 7.172% (SOFR + 1.85%) 11/25/43 #, •	295,681	299,665
GNMA
Series 2013-113 LY 3.00% 5/20/43	439,135	392,243
Series 2017-10 KZ 3.00% 1/20/47	1,236	1,071
Total Agency Collateralized Mortgage Obligations (cost $2,067,733)		1,982,230

Agency Commercial Mortgage-Backed Security — 0.01%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	85,055	83,740
Total Agency Commercial Mortgage-Backed Security (cost $92,563)		83,740

Agency Mortgage-Backed Securities — 5.29%
Fannie Mae 3.50% 10/1/42	319,378	290,606
Fannie Mae S.F. 15 yr
2.00% 2/1/36	247,748	219,921
2.00% 4/1/36	425,875	378,534
2.50% 8/1/36	587,970	534,095
4.50% 9/1/37	80,842	79,107
Fannie Mae S.F. 20 yr
2.00% 3/1/41	92,806	77,848
2.00% 5/1/41	782,770	656,122
2.50% 1/1/41	44,339	38,443
4.00% 8/1/42	473,784	443,310
4.00% 9/1/42	550,587	514,274
Fannie Mae S.F. 30 yr
2.00% 12/1/50	125,332	99,714
NQ- 129 [0224] 0424 (3502139)    1

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 1/1/51	33,846	$ 27,133
2.00% 2/1/51	887,872	711,457
2.00% 3/1/51	473,018	373,347
2.00% 5/1/51	807,821	635,372
2.00% 9/1/51	1,062,349	837,265
2.00% 1/1/52	70,973	56,675
2.50% 1/1/43	16,356	13,935
2.50% 8/1/50	569,770	478,207
2.50% 9/1/50	79,308	65,733
2.50% 11/1/50	360,669	297,505
2.50% 1/1/51	249,164	209,252
2.50% 5/1/51	19,969	16,638
2.50% 6/1/51	26,268	21,971
2.50% 7/1/51	48,189	39,927
2.50% 8/1/51	592,500	492,948
2.50% 11/1/51	347,001	287,138
2.50% 2/1/52	1,398,319	1,160,281
2.50% 4/1/52	725,006	599,407
3.00% 1/1/47	158,795	141,039
3.00% 11/1/48	8,757	7,651
3.00% 11/1/49	250,205	219,716
3.00% 3/1/50	358,179	312,289
3.00% 7/1/50	199,406	173,579
3.00% 7/1/51	137,512	118,968
3.00% 5/1/52	1,339,303	1,153,552
3.50% 1/1/46	112,570	103,072
3.50% 7/1/47	189,806	173,503
3.50% 2/1/48	45,281	41,087
3.50% 11/1/48	229,996	208,415
3.50% 12/1/49	135,496	122,834
3.50% 3/1/50	10,185	9,310
3.50% 7/1/50	1,867,626	1,686,899
3.50% 8/1/50	871,351	789,597
3.50% 9/1/50	556,570	507,398
3.50% 6/1/51	582,605	521,496
3.50% 1/1/52	359,565	320,496
3.50% 5/1/52	273,089	246,310
3.50% 9/1/52	195,900	174,434
4.00% 3/1/47	180,187	169,485
4.00% 4/1/47	6,780	6,386
4.00% 6/1/48	80,362	75,505
2    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 9/1/48	3,369	$ 3,151
4.00% 10/1/48	288,141	271,384
4.00% 6/1/49	6,261	5,897
4.00% 5/1/51	420,879	391,533
4.00% 6/1/52	463,250	426,475
4.00% 9/1/52	151,547	139,501
4.50% 11/1/47	76,555	74,028
4.50% 9/1/48	341,970	328,260
4.50% 1/1/49	12,490	12,015
4.50% 5/1/49	132,081	126,712
4.50% 1/1/50	1,392,421	1,357,962
4.50% 4/1/50	193,396	186,532
4.50% 9/1/52	142,812	135,273
4.50% 10/1/52	1,881,844	1,781,841
4.50% 2/1/53	2,684,836	2,542,159
5.00% 7/1/47	700,507	695,087
5.00% 7/1/49	74,459	73,376
5.00% 8/1/49	567,173	564,462
5.00% 8/1/53	980,625	951,204
5.50% 5/1/44	1,217,289	1,235,953
5.50% 8/1/52	401,244	397,835
5.50% 10/1/52	259,069	256,809
6.00% 1/1/42	702,400	724,521
6.00% 6/1/53	206,288	207,205
6.00% 9/1/53	2,144,267	2,153,819
6.50% 11/1/33	57,330	59,119
6.50% 6/1/36	11,551	11,869
7.00% 3/1/32	81,364	83,537
7.00% 8/1/32	70,760	72,649
Freddie Mac S.F. 15 yr
3.00% 3/1/35	484,925	452,290
4.50% 9/1/37	420,779	412,120
Freddie Mac S.F. 20 yr
2.00% 3/1/41	106,902	89,685
2.50% 2/1/42	184,924	159,741
2.50% 9/1/42	434,405	375,373
3.00% 9/1/40	169,796	151,845
3.00% 6/1/42	273,903	242,312
Freddie Mac S.F. 30 yr
2.00% 9/1/51	156,771	124,214
2.00% 2/1/52	652,085	512,798
NQ- 129 [0224] 0424 (3502139)    3

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 3/1/52	7,232	$ 5,699
2.50% 11/1/50	387,908	323,596
2.50% 12/1/51	537,282	447,998
3.00% 11/1/46	890,352	779,275
3.00% 8/1/50	127,699	111,406
3.00% 12/1/50	361,594	314,946
3.00% 8/1/51	640,107	553,143
3.50% 8/1/49	438,738	396,446
3.50% 4/1/52	25,311	22,653
3.50% 6/1/52	21,553	19,253
4.00% 10/1/47	20,728	19,318
4.00% 9/1/49	1,000,166	937,997
4.00% 8/1/52	428,917	397,117
4.00% 9/1/52	721,453	665,031
4.50% 8/1/48	63,508	61,308
4.50% 1/1/49	78,390	75,346
4.50% 8/1/49	19,479	18,892
4.50% 10/1/52	667,744	632,260
5.00% 6/1/53	1,690,103	1,640,837
5.50% 9/1/41	18,251	18,557
5.50% 9/1/52	662,105	666,698
5.50% 10/1/52	606,623	601,470
5.50% 3/1/53	300,967	300,446
5.50% 6/1/53	351,721	348,019
6.00% 1/1/53	351,218	358,099

GNMA I S.F. 30 yr 3.00% 8/15/45	735,355	652,192
GNMA II S.F. 30 yr
3.00% 12/20/51	103,966	91,163
3.00% 1/20/52	152,485	133,718
5.50% 5/20/53	1,790,377	1,779,698
6.00% 2/20/54	390,000	392,150
Total Agency Mortgage-Backed Securities (cost $50,706,183)		47,494,463

4    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 0.27%
Cedar Funding IX CLO Series 2018-9A A1 144A 6.559% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	436,247	$ 436,281
ICG US CLO 2014-1 Series 2014-1A A1A2 144A 6.779% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	249,300
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 6.969% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	250,389
Signal Peak CLO Series 2018-5A A 144A 6.696% (TSFR03M + 1.37%, Floor 1.11%) 4/25/31 #, •	194,950	195,044
Sound Point CLO XXI Series 2018-3A A1A 144A 6.766% (TSFR03M + 1.44%, Floor 1.18%) 10/26/31 #, •	500,000	500,113
Venture 34 CLO Series 2018-34A A 144A 6.806% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	548,556	548,061
Venture CLO Series 2021-42A A1A 144A 6.706% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	248,184
Total Collateralized Debt Obligations (cost $2,413,870)		2,427,372

Convertible Bonds — 7.17%
Basic Industry — 0.14%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	843,000	1,280,585
		1,280,585
Brokerage — 0.10%
WisdomTree 5.75% exercise price $9.54, maturity date 8/15/28	850,000	936,275
		936,275
Capital Goods — 0.39%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	672,000	1,643,680
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,839,000	1,832,196
		3,475,876
NQ- 129 [0224] 0424 (3502139)    5

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Communications — 0.63%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	2,700,000	$ 2,012,310
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	2,955,000	2,800,507
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	853,000	831,675
		5,644,492
Consumer Cyclical — 0.48%
Cheesecake Factory 0.375% exercise price $74.75, maturity date 6/15/26	3,009,000	2,652,369
Ford Motor 0.885% exercise price $14.85, maturity date 3/15/26 ^	1,636,000	1,652,595
		4,304,964
Consumer Non-Cyclical — 2.42%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	1,376,000	1,355,251
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,883,000	1,960,521
Chegg 4.581% exercise price $107.55, maturity date 9/1/26 ^	2,846,000	2,362,183
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	2,828,000	1,806,206
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	2,212,000	2,016,575
Dexcom 0.25% exercise price $150.10, maturity date 11/15/25	1,441,000	1,460,453
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	376,000	520,760
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	2,277,000	2,162,011
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	1,763,000	1,685,869
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	983,000	977,594
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	778,000	887,115
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	2,265,000	2,142,908
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	2,189,000	2,435,262
		21,772,708
6    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Electric — 1.00%
Duke Energy 144A 4.125% exercise price $118.86, maturity date 4/15/26 #	1,610,000	$ 1,583,435
FirstEnergy 144A 4.00% exercise price $46.81, maturity date 5/1/26 #	1,180,000	1,164,660
NRG Energy 2.75% exercise price $42.18, maturity date 6/1/48	1,535,000	2,107,555
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	2,730,000	2,619,435
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	1,481,000	1,486,924
		8,962,009
Energy — 0.17%
Nabors Industries 144A 1.75% exercise price $212.51, maturity date 6/15/29 #	2,089,000	1,502,526
		1,502,526
Financials — 0.28%
Repay Holdings 144A 3.768% exercise price $33.60, maturity date 2/1/26 #, ^	2,936,000	2,543,457
		2,543,457
Industrials — 0.01%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	428,000	47,508
		47,508
Real Estate Investment Trusts — 0.20%
Summit Hotel Properties 1.50% exercise price $11.37, maturity date 2/15/26	2,030,000	1,787,638
		1,787,638
Technology — 1.35%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	2,247,000	2,698,799
Block 0.125% exercise price $121.00, maturity date 3/1/25	927,000	924,974
CSG Systems International 144A 3.875% exercise price $71.05, maturity date 9/15/28 #	1,595,000	1,616,406
InterDigital 3.50% exercise price $77.49, maturity date 6/1/27	1,321,000	1,912,808
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	2,097,000	1,770,707
Verint Systems 0.25% exercise price $62.08, maturity date 4/15/26	2,050,000	1,851,990
NQ- 129 [0224] 0424 (3502139)    7

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology (continued)
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	2,372,000	$ 1,322,390
		12,098,074
Total Convertible Bonds (cost $64,538,688)		64,356,112

Corporate Bonds — 11.13%
Automotive — 0.22%
Allison Transmission
144A 3.75% 1/30/31 #	340,000	294,078
144A 5.875% 6/1/29 #	275,000	271,121

Ford Motor 4.75% 1/15/43	210,000	170,058
Ford Motor Credit
3.375% 11/13/25	240,000	230,361
4.542% 8/1/26	750,000	727,352

Goodyear Tire & Rubber 5.25% 7/15/31	365,000	329,761
		2,022,731
Banking — 1.18%
Banco Continental 144A 2.75% 12/10/25 #	400,000	374,092
Bank of America
1.922% 10/24/31 μ	560,000	452,050
2.482% 9/21/36 μ	340,000	268,164
2.884% 10/22/30 μ	20,000	17,621
2.972% 2/4/33 μ	240,000	201,646
3.194% 7/23/30 μ	55,000	49,537
6.204% 11/10/28 μ	280,000	288,958

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	305,000	299,383
BBVA Bancomer 144A 1.875% 9/18/25 #	400,000	378,408
Citigroup 5.61% 9/29/26 μ	265,000	265,415
Citizens Bank 6.064% 10/24/25 μ	790,000	785,605
Citizens Financial Group 2.85% 7/27/26	345,000	321,749
Deutsche Bank
6.72% 1/18/29 μ	150,000	154,152
6.819% 11/20/29 μ	180,000	186,219

Fifth Third Bancorp 6.361% 10/27/28 μ	300,000	305,929
Goldman Sachs Group
1.542% 9/10/27 μ	638,000	580,938
2.60% 2/7/30	70,000	60,827
6.484% 10/24/29 μ	290,000	303,980

8    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Huntington Bancshares 6.208% 8/21/29 μ	300,000	$ 305,196
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	32,228
1.953% 2/4/32 μ	140,000	112,639
2.58% 4/22/32 μ	435,000	364,113
3.109% 4/22/51 μ	30,000	20,609
4.08% 4/26/26 μ	170,000	167,281
KeyBank
3.40% 5/20/26	500,000	471,675
5.85% 11/15/27	30,000	29,639

KeyCorp 4.789% 6/1/33 μ	2,000	1,810
Morgan Stanley
2.484% 9/16/36 μ	256,000	200,755
2.511% 10/20/32 μ	40,000	32,765
5.123% 2/1/29 μ	15,000	14,906
5.25% 4/21/34 μ	4,000	3,928
5.466% 1/18/35 μ	330,000	329,736
6.138% 10/16/26 μ	155,000	156,873
6.296% 10/18/28 μ	249,000	257,458

NBK SPC 144A 1.625% 9/15/27 #, μ	405,000	369,012
PNC Financial Services Group
2.60% 7/23/26	355,000	333,903
5.671% 10/28/25 μ	345,000	344,658

Popular 7.25% 3/13/28	10,000	10,149
State Street
5.751% 11/4/26 μ	15,000	15,076
5.82% 11/4/28 μ	10,000	10,243
6.123% 11/21/34 μ	300,000	310,288
SVB Financial Group
1.80% 10/28/26 ‡	51,000	32,812
1.80% 2/2/31 ‡	60,000	38,586
4.00% 5/15/26 μ, ‡, ψ	680,000	10,347
4.57% 4/29/33 μ, ‡	22,000	14,125

Truist Bank 2.636% 9/17/29 μ	533,000	508,591
Truist Financial
1.887% 6/7/29 μ	75,000	64,541
4.95% 9/1/25 μ, ψ	85,000	82,868
6.123% 10/28/33 μ	10,000	10,182

Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	200,000	201,512
NQ- 129 [0224] 0424 (3502139)    9

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	65,000	$ 50,254
3.00% 7/30/29	150,000	133,084
3.10% 4/27/26	210,000	200,634
4.839% 2/1/34 μ	10,000	9,416
5.727% 10/21/26 μ	59,000	59,276
		10,605,841
Basic Industry — 0.48%
Avient 144A 5.75% 5/15/25 #	312,000	310,475
BHP Billiton Finance USA 5.25% 9/8/30	420,000	423,677
CP Atlas Buyer 144A 7.00% 12/1/28 #	325,000	290,849
First Quantum Minerals 144A 8.625% 6/1/31 #	200,000	191,253
FMG Resources August 2006 144A 5.875% 4/15/30 #	385,000	377,230
Freeport-McMoRan 5.45% 3/15/43	310,000	288,948
Metinvest 8.50% 4/23/26	200,000	162,460
Newmont
2.25% 10/1/30	150,000	125,533
2.60% 7/15/32	100,000	82,348

NOVA Chemicals 144A 8.50% 11/15/28 #	65,000	68,712
Novelis 144A 4.75% 1/30/30 #	560,000	511,928
Olin 5.00% 2/1/30	135,000	126,309
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	255,000	232,633
Sherwin-Williams
2.90% 3/15/52	235,000	152,317
3.30% 5/15/50	475,000	334,373

Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	200,000	206,332
Standard Industries 144A 3.375% 1/15/31 #	525,000	435,562
		4,320,939
Brokerage — 0.07%
Jefferies Financial Group
2.625% 10/15/31	355,000	290,578
4.15% 1/23/30	170,000	158,264
6.45% 6/8/27	90,000	92,788
6.50% 1/20/43	70,000	72,882
		614,512
10    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.58%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	$ 85,758
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	605,000	492,050
Boeing 2.196% 2/4/26	645,000	605,420
Bombardier
144A 6.00% 2/15/28 #	350,000	340,116
144A 7.50% 2/1/29 #	211,000	214,189
144A 8.75% 11/15/30 #	110,000	115,364

Carrier Global 5.90% 3/15/34	595,000	617,556
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	190,000	181,048
Eaton 4.15% 3/15/33	110,000	103,580
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	410,000	415,716
144A 9.25% 4/15/27 #	150,000	146,042

Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	135,000	125,900
Sealed Air 144A 5.00% 4/15/29 #	350,000	331,876
Teledyne Technologies 2.75% 4/1/31	840,000	713,330
TransDigm 144A 6.625% 3/1/32 #	685,000	690,136
		5,178,081
Communications — 0.62%
American Tower 2.30% 9/15/31	770,000	622,189
AT&T
1.70% 3/25/26	215,000	200,003
3.50% 6/1/41	31,000	23,772
4.35% 3/1/29	280,000	270,350
3.50% 9/15/53	735,000	505,719
Charter Communications Operating
3.85% 4/1/61	440,000	255,826
4.40% 12/1/61	290,000	186,609
4.80% 3/1/50	240,000	173,820
5.05% 3/30/29	100,000	95,717
Comcast
2.80% 1/15/51	220,000	137,668
3.20% 7/15/36	552,000	446,203
3.375% 8/15/25	530,000	517,783

Crown Castle 1.05% 7/15/26	565,000	511,054
Discovery Communications 4.00% 9/15/55	745,000	493,690
Time Warner Cable 7.30% 7/1/38	170,000	169,602
NQ- 129 [0224] 0424 (3502139)    11

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	440,000	$ 317,996
3.75% 4/15/27	130,000	124,654
5.75% 1/15/34	180,000	185,355
Verizon Communications
2.10% 3/22/28	200,000	178,168
2.875% 11/20/50	195,000	124,346

Warnermedia Holdings 4.279% 3/15/32	20,000	17,653
		5,558,177
Consumer Cyclical — 0.12%
Amazon.com 2.50% 6/3/50	15,000	9,435
Aptiv 3.10% 12/1/51	817,000	513,430
Ford Motor Credit 6.95% 6/10/26	290,000	295,868
VICI Properties 4.95% 2/15/30	230,000	219,143
		1,037,876
Consumer Goods — 0.16%
Acushnet 144A 7.375% 10/15/28 #	173,000	178,538
Fiesta Purchaser 144A 7.875% 3/1/31 #	227,000	234,238
Pilgrim's Pride 4.25% 4/15/31	320,000	286,281
Post Holdings
144A 5.50% 12/15/29 #	568,000	543,916
144A 5.625% 1/15/28 #	160,000	157,216
		1,400,189
Consumer Non-Cyclical — 0.44%
Amgen
5.15% 3/2/28	475,000	476,119
5.25% 3/2/30	10,000	10,079
5.25% 3/2/33	113,000	112,730
5.65% 3/2/53	5,000	5,002
Bunge Limited Finance
1.63% 8/17/25	150,000	142,094
2.75% 5/14/31	565,000	480,796

Central American Bottling 144A 5.25% 4/27/29 #	400,000	375,432
CVS Health 2.70% 8/21/40	640,000	437,994
HCA 3.50% 7/15/51	55,000	37,204
InRetail Consumer 144A 3.25% 3/22/28 #	400,000	355,495
JBS USA LUX 3.00% 2/2/29	300,000	263,168
MHP Lux 6.95% 4/3/26	200,000	166,641
Pfizer Investment Enterprises 4.45% 5/19/28	485,000	475,786
12    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
1.20% 9/2/25	655,000	$ 613,494
3.35% 9/2/51	15,000	9,830
		3,961,864
Electric — 0.78%
AEP Transmission 5.40% 3/15/53	5,000	4,959
Appalachian Power 4.50% 8/1/32	285,000	266,851
Atlantic City Electric 4.00% 10/15/28	75,000	72,347
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	135,085
Calpine
144A 5.00% 2/1/31 #	550,000	492,281
144A 5.25% 6/1/26 #	80,000	78,885

Duke Energy 4.875% 9/16/24 μ, ψ	570,000	565,895
Duke Energy Carolinas
3.95% 11/15/28	420,000	404,805
4.95% 1/15/33	25,000	24,653

Entergy Arkansas 4.20% 4/1/49	190,000	156,199
Entergy Louisiana
4.00% 3/15/33	90,000	82,009
4.95% 1/15/45	20,000	18,281

Entergy Mississippi 2.85% 6/1/28	150,000	137,425
Entergy Texas 3.55% 9/30/49	300,000	217,010
Exelon 5.30% 3/15/33	10,000	9,908
Nevada Power 5.90% 5/1/53	165,000	169,918
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	71,524
3.00% 1/15/52	905,000	575,225
5.65% 5/1/79 μ	55,000	53,031

Oglethorpe Power 3.75% 8/1/50	520,000	374,985
Pacific Gas & Electric
2.10% 8/1/27	30,000	26,883
2.50% 2/1/31	45,000	36,909
3.25% 6/1/31	25,000	21,467
3.30% 8/1/40	355,000	256,054
4.95% 7/1/50	43,000	36,559
NQ- 129 [0224] 0424 (3502139)    13

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
PacifiCorp
2.70% 9/15/30	20,000	$ 17,186
2.90% 6/15/52	425,000	259,489
3.30% 3/15/51	30,000	19,737
3.50% 6/15/29	255,000	235,034
5.35% 12/1/53	5,000	4,626

Southern 5.70% 10/15/32	170,000	174,139
Southern California Edison
4.00% 4/1/47	355,000	277,417
4.20% 3/1/29	150,000	144,583
4.875% 3/1/49	165,000	147,006

Southwestern Electric Power 4.10% 9/15/28	165,000	158,247
Vistra
144A 7.00% 12/15/26 #, μ, ψ	620,000	600,588
144A 8.00% 10/15/26 #, μ, ψ	265,000	265,285
Vistra Operations
144A 4.30% 7/15/29 #	215,000	200,568
144A 6.95% 10/15/33 #	175,000	182,483
		6,975,536
Energy — 1.49%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	485,000	451,285
144A 7.00% 11/1/26 #	235,000	235,025

BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	189,375
BP Capital Markets America
2.721% 1/12/32	80,000	67,907
2.939% 6/4/51	275,000	180,371
4.812% 2/13/33	10,000	9,759
Callon Petroleum
144A 7.50% 6/15/30 #	135,000	142,326
144A 8.00% 8/1/28 #	470,000	491,227

Civitas Resources 144A 8.625% 11/1/30 #	265,000	283,786
Diamondback Energy
3.125% 3/24/31	435,000	381,590
4.25% 3/15/52	69,000	54,650

Enbridge 6.70% 11/15/53	225,000	251,761
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	188,061
14    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.25% 4/15/29	170,000	$ 169,447
5.75% 2/15/33	3,000	3,023
6.25% 4/15/49	190,000	192,026
6.50% 11/15/26 μ, ψ	445,000	432,428
Enterprise Products Operating
3.20% 2/15/52	695,000	475,885
3.30% 2/15/53	40,000	27,887
5.35% 1/31/33	5,000	5,069
EQM Midstream Partners
144A 4.75% 1/15/31 #	620,000	577,105
6.50% 7/15/48	90,000	91,423

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	751,754	645,715
Genesis Energy
7.75% 2/1/28	275,000	275,247
8.00% 1/15/27	260,000	262,050
8.25% 1/15/29	120,000	122,098
Hilcorp Energy I
144A 6.00% 4/15/30 #	400,000	388,730
144A 6.00% 2/1/31 #	55,000	53,244
144A 6.25% 4/15/32 #	213,000	206,243

Kinder Morgan 5.20% 6/1/33	85,000	82,785
Kodiak Gas Services 144A 7.25% 2/15/29 #	145,000	147,733
Murphy Oil 6.375% 7/15/28	925,000	927,026
Nabors Industries
144A 7.25% 1/15/26 #	67,000	66,047
144A 9.125% 1/31/30 #	205,000	210,281
NuStar Logistics
5.625% 4/28/27	503,000	498,284
6.00% 6/1/26	157,000	155,335

Occidental Petroleum 6.125% 1/1/31	470,000	482,434
PDC Energy 5.75% 5/15/26	660,000	659,484
Raizen Fuels Finance 144A 6.45% 3/5/34 #	200,000	202,893
Southwestern Energy
5.375% 2/1/29	55,000	53,198
5.375% 3/15/30	255,000	243,969

Targa Resources Partners 5.00% 1/15/28	740,000	724,330
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	317,342
Transocean 144A 8.00% 2/1/27 #	388,000	379,076
NQ- 129 [0224] 0424 (3502139)    15

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
USA Compression Partners
6.875% 4/1/26	80,000	$ 79,947
6.875% 9/1/27	398,000	396,317
Vital Energy
144A 7.75% 7/31/29 #	325,000	323,530
9.75% 10/15/30	120,000	128,640

Weatherford International 144A 8.625% 4/30/30 #	422,000	437,848
		13,371,242
Finance Companies — 0.28%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	134,907
3.65% 7/21/27	200,000	188,276
4.45% 4/3/26	645,000	632,178
Air Lease
2.875% 1/15/32	300,000	249,239
3.00% 2/1/30	175,000	152,505
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	771,898
144A 3.50% 11/1/27 #	445,000	410,653
144A 6.25% 4/15/28 #	15,000	15,230
		2,554,886
Financial Services — 0.10%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	505,000	479,763
MSCI 144A 3.625% 11/1/31 #	485,000	420,405
		900,168
Financials — 0.14%
AerCap Holdings 5.875% 10/10/79 μ	185,000	183,305
Air Lease
2.875% 1/15/26	560,000	534,303
4.65% 6/15/26 μ, ψ	180,000	169,139

MAF Global Securities 7.875% 6/30/27 μ, ψ	400,000	416,630
		1,303,377
Healthcare — 0.42%
AthenaHealth Group 144A 6.50% 2/15/30 #	75,000	67,220
Bausch Health 144A 11.00% 9/30/28 #	256,000	172,800
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	140,000	135,326
144A 3.50% 4/1/30 #	30,000	28,919

16    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	605,000	$ 569,508
CHS 144A 4.75% 2/15/31 #	325,000	247,609
DaVita
144A 3.75% 2/15/31 #	190,000	156,138
144A 4.625% 6/1/30 #	155,000	136,491
HCA
5.375% 2/1/25	4,000	3,987
7.58% 9/15/25	214,000	219,183

Heartland Dental 144A 8.50% 5/1/26 #	495,000	488,505
Legacy LifePoint Health 144A 4.375% 2/15/27 #	210,000	195,036
Medline Borrower 144A 5.25% 10/1/29 #	458,000	424,076
Tenet Healthcare
4.25% 6/1/29	235,000	216,339
6.125% 10/1/28	675,000	667,923
		3,729,060
Industrials — 0.02%
CK Hutchison International 23 144A 4.875% 4/21/33 #	200,000	197,494
		197,494
Insurance — 0.85%
American International Group 5.125% 3/27/33	440,000	434,288
Aon
2.90% 8/23/51	370,000	231,266
5.00% 9/12/32	755,000	737,958

Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	316,302
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	47,216
Athene Holding 3.95% 5/25/51	705,000	515,989
Berkshire Hathaway Finance 3.85% 3/15/52	945,000	750,584
Brighthouse Financial 3.85% 12/22/51	221,000	144,511
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	363,000
Howden UK Refinance PLC
144A 7.25% 2/15/31 #	200,000	200,437
144A 8.125% 2/15/32 #	200,000	201,375
HUB International
144A 5.625% 12/1/29 #	295,000	274,142
144A 7.375% 1/31/32 #	265,000	266,005
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	315,000	327,942
144A 10.50% 12/15/30 #	620,000	648,343

NQ- 129 [0224] 0424 (3502139)    17

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	$ 580,563
NFP
144A 6.875% 8/15/28 #	360,000	365,918
144A 7.50% 10/1/30 #	150,000	157,981
UnitedHealth Group
4.50% 4/15/33	465,000	446,421
5.05% 4/15/53	440,000	418,924

USI 144A 7.50% 1/15/32 #	205,000	204,488
		7,633,653
Leisure — 0.43%
Boyd Gaming 144A 4.75% 6/15/31 #	670,000	609,261
Caesars Entertainment
144A 6.50% 2/15/32 #	135,000	136,094
144A 7.00% 2/15/30 #	485,000	497,246
Carnival
144A 5.75% 3/1/27 #	270,000	266,841
144A 6.00% 5/1/29 #	595,000	581,813

Light & Wonder International 144A 7.25% 11/15/29 #	425,000	435,294
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	724,000	713,176
144A 7.25% 1/15/30 #	135,000	140,463

Scientific Games Holdings 144A 6.625% 3/1/30 #	505,000	473,766
		3,853,954
Media — 0.57%
AMC Networks 4.25% 2/15/29	390,000	252,808
CCO Holdings
144A 4.50% 8/15/30 #	445,000	369,532
4.50% 5/1/32	150,000	118,646
144A 5.375% 6/1/29 #	645,000	583,959

CMG Media 144A 8.875% 12/15/27 #	550,000	368,149
CSC Holdings
144A 3.375% 2/15/31 #	945,000	667,846
144A 5.00% 11/15/31 #	700,000	382,235

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	403,000	249,806
Directv Financing 144A 5.875% 8/15/27 #	340,000	321,154
DISH DBS 144A 5.75% 12/1/28 #	490,000	340,244
18    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Gray Television
144A 4.75% 10/15/30 #	543,000	$ 350,449
144A 5.375% 11/15/31 #	405,000	262,440

Sirius XM Radio 144A 4.00% 7/15/28 #	905,000	816,252
		5,083,520
Natural Gas — 0.11%
Atmos Energy
2.85% 2/15/52	200,000	128,306
5.75% 10/15/52	170,000	179,007

ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	196,219
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	480,000	451,450
		954,982
Real Estate Investment Trusts — 0.09%
American Homes 4 Rent 3.625% 4/15/32	425,000	371,062
VICI Properties
144A 3.875% 2/15/29 #	225,000	205,463
144A 5.75% 2/1/27 #	210,000	209,195
		785,720
Retail — 0.28%
Asbury Automotive Group
144A 4.625% 11/15/29 #	85,000	77,500
4.75% 3/1/30	230,000	209,554
Bath & Body Works
6.875% 11/1/35	580,000	580,833
6.95% 3/1/33	151,000	147,131

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	289,000	286,551
Murphy Oil USA 144A 3.75% 2/15/31 #	530,000	452,764
PetSmart 144A 7.75% 2/15/29 #	755,000	746,674
		2,501,007
Services — 0.45%
CDW 3.569% 12/1/31	545,000	473,512
Gartner 144A 4.50% 7/1/28 #	170,000	161,088
GFL Environmental 144A 6.75% 1/15/31 #	200,000	204,822
Iron Mountain
144A 4.50% 2/15/31 #	430,000	380,911
144A 5.25% 3/15/28 #	510,000	492,079

Prime Security Services Borrower 144A 5.75% 4/15/26 #	713,000	708,210
NQ- 129 [0224] 0424 (3502139)    19

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
SRS Distribution
144A 6.00% 12/1/29 #	150,000	$ 139,781
144A 6.125% 7/1/29 #	150,000	140,004

Staples 144A 7.50% 4/15/26 #	321,000	308,935
United Rentals North America 3.875% 2/15/31	411,000	363,597
White Cap Buyer 144A 6.875% 10/15/28 #	455,000	444,037
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	234,000	232,007
		4,048,983
Technology — 0.26%
Autodesk 2.40% 12/15/31	515,000	427,927
Broadcom
144A 3.137% 11/15/35 #	4,000	3,177
144A 3.419% 4/15/33 #	11,000	9,399
144A 3.469% 4/15/34 #	742,000	626,921
CDW
2.67% 12/1/26	30,000	27,818
3.276% 12/1/28	390,000	349,617

Marvell Technology 2.45% 4/15/28	260,000	233,590
Oracle
3.60% 4/1/50	528,000	372,113
4.65% 5/6/30	5,000	4,876

PayPal Holdings 2.65% 10/1/26	340,000	320,537
		2,375,975
Technology & Electronics — 0.31%
Clarios Global 144A 8.50% 5/15/27 #	285,000	287,011
CommScope Technologies 144A 6.00% 6/15/25 #	300,000	244,794
Entegris
144A 4.75% 4/15/29 #	256,000	241,639
144A 5.95% 6/15/30 #	445,000	436,672

NCR Voyix 144A 5.25% 10/1/30 #	170,000	153,761
Seagate HDD Cayman
5.75% 12/1/34	165,000	158,751
144A 8.25% 12/15/29 #	150,000	160,852

Sensata Technologies 144A 4.00% 4/15/29 #	255,000	231,505
SS&C Technologies 144A 5.50% 9/30/27 #	265,000	258,307
UKG 144A 6.875% 2/1/31 #	610,000	616,780
		2,790,072
20    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Telecommunications — 0.57%
Altice France 144A 5.50% 10/15/29 #		600,000	$ 455,043
Altice France Holding 144A 6.00% 2/15/28 #		800,000	404,713
Connect Finco 144A 6.75% 10/1/26 #		450,000	441,858
Consolidated Communications
144A 5.00% 10/1/28 #		285,000	235,642
144A 6.50% 10/1/28 #		360,000	309,600

Digicel Intermediate Holdings Ltd PIK 12.00% 5/25/27 «		220,134	216,483
Frontier Communications Holdings
144A 5.00% 5/1/28 #		35,000	32,428
144A 5.875% 10/15/27 #		848,000	820,271
5.875% 11/1/29		110,000	94,331
144A 6.75% 5/1/29 #		250,000	224,746

Northwest Fiber 144A 4.75% 4/30/27 #		685,000	658,090
Sable International Finance 144A 5.75% 9/7/27 #		585,000	561,460
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		605,000	523,806
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	170,936
			5,149,407
Transportation — 0.09%
Babcock International Group 1.375% 9/13/27	EUR	200,000	198,078
Burlington Northern Santa Fe 2.875% 6/15/52		15,000	9,780
Rumo Luxembourg 144A 5.25% 1/10/28 #		400,000	383,823
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		200,000	205,885
			797,566
Utilities — 0.02%
Grupo Energia Bogota 144A 7.85% 11/9/33 #		200,000	218,871
			218,871
Total Corporate Bonds (cost $105,947,140)			99,925,683

Government Agency Obligations — 0.35%
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	200,000,000	407,998
Georgian Railway JSC 4.00% 6/17/28		400,000	363,480
Hutama Karya Persero 144A 3.75% 5/11/30 #		600,000	549,367
OCP 144A 3.75% 6/23/31 #		400,000	340,356
NQ- 129 [0224] 0424 (3502139)    21

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	$ 191,421
PTTEP Treasury Center 144A 2.587% 6/10/27 #	385,000	353,976
QazaqGaz JSC 144A 4.375% 9/26/27 #	960,000	898,320
Total Government Agency Obligations (cost $3,445,933)		3,104,918

Municipal Bonds — 0.04%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50	185,000	224,867
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41	105,000	122,819
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	53,937
Total Municipal Bonds (cost $487,842)		401,623

Non-Agency Asset-Backed Securities — 0.87%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,300,000	1,292,249
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	222,945
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	215,996
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	162,553	161,229
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	133,471
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	150,620
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	1,591,040
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,593,722
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	416,377
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	476	474
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	13,865	13,479

22    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #		100,000	$ 96,702
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28		1,000,000	995,961
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #		550,000	534,694
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25		371,181	368,652
Total Non-Agency Asset-Backed Securities (cost $7,941,529)			7,787,611

Non-Agency Collateralized Mortgage Obligations — 0.11%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.412% 6/25/29 #, •		42,373	38,598
Series 2014-2 B2 144A 3.412% 6/25/29 #, •		42,373	38,539
Series 2015-4 B1 144A 3.533% 6/25/45 #, •		96,333	85,739
Series 2015-4 B2 144A 3.533% 6/25/45 #, •		96,333	85,577
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		41,476	33,082
JPMorgan Trust
Series 2015-5 B2 144A 6.841% 5/25/45 #, •		55,506	54,790
Series 2015-6 B1 144A 3.513% 10/25/45 #, •		85,287	79,071
Series 2015-6 B2 144A 3.513% 10/25/45 #, •		85,287	78,874

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		81,314	65,182
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.93% 1/25/45 #, •		17,743	16,726
WST Trust Series 2019-1 A 5.378% (BBSW1M + 1.08%) 8/18/50 •	AUD	650,983	423,964
Total Non-Agency Collateralized Mortgage Obligations (cost $1,070,488)			1,000,142

Non-Agency Commercial Mortgage-Backed Securities — 1.30%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	87,009
Series 2019-BN20 A3 3.011% 9/15/62		250,000	220,596
Series 2019-BN21 A5 2.851% 10/17/52		725,000	642,191
Series 2020-BN25 A5 2.649% 1/15/63		850,000	735,769
Series 2022-BNK40 A4 3.393% 3/15/64 •		1,000,000	886,207

NQ- 129 [0224] 0424 (3502139)    23

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	$ 313,226
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	850,000	706,406
Series 2020-B21 A5 1.978% 12/17/53	500,000	404,339
Series 2021-B24 A5 2.584% 3/15/54	260,000	213,487
Series 2021-B25 A5 2.577% 4/15/54	450,000	360,719
Series 2022-B33 A5 3.458% 3/15/55	1,000,000	882,704

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	303,139
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	217,107
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	100,000	94,440
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	333,755
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	473,780

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	80,404
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	323,189
Series 2017-GS6 A3 3.433% 5/10/50	515,000	475,658
Series 2019-GC39 A4 3.567% 5/10/52	580,000	523,965
Series 2019-GC42 A4 3.00% 9/10/52	1,280,000	1,133,749
Series 2020-GC47 A5 2.377% 5/12/53	250,000	212,104

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	150,000	145,160
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	323,182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	125,000	108,415
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49	350,000	333,360
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	835,000	772,762
Series 2019-C54 A4 3.146% 12/15/52	375,000	335,390
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,581,888)		11,642,212

24    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 1.92%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31	EUR	320,000	$ 313,000
			313,000
Angola — 0.02%
Angolan Government International Bond
9.375% 5/8/48		200,000	164,096
			164,096
Argentina — 0.00%
Argentine Republic Government International Bond
0.75% 7/9/30 ~		87,300	40,224
			40,224
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		400,000	324,300
			324,300
Benin — 0.02%
Benin Government International Bond
144A 7.96% 2/13/38 #		200,000	194,202
			194,202
Bermuda — 0.13%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		800,000	769,040
5.00% 7/15/32		400,000	384,520
			1,153,560
Brazil — 0.08%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/33	BRL	3,748,000	724,806
			724,806
Canada — 0.02%
Bank of Montreal
7.70% 5/26/84 μ		200,000	200,000
			200,000
NQ- 129 [0224] 0424 (3502139)    25

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Chile — 0.17%
Chile Government International Bonds
2.55% 1/27/32		918,000	$ 773,995
4.34% 3/7/42		865,000	750,418
			1,524,413
Colombia — 0.03%
Colombia Government International Bond
5.20% 5/15/49		400,000	290,781
			290,781
Dominican Republic — 0.17%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		1,309,000	1,191,272
144A 4.875% 9/23/32 #		200,000	178,247
144A 5.50% 2/22/29 #		200,000	193,914
			1,563,433
Gabon — 0.02%
Gabon Government International Bond
6.625% 2/6/31		200,000	163,543
			163,543
Indonesia — 0.21%
Indonesia Government International Bond 4.65% 9/20/32		400,000	385,935
Indonesia Treasury Bond 6.625% 2/15/34	IDR	4,900,000,000	312,717
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		1,163,000	1,137,992
			1,836,644
Ivory Coast — 0.10%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		449,000	394,724
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	400,000	363,542
144A 6.875% 10/17/40 #	EUR	200,000	179,488
			937,754
Malaysia — 0.07%
Malaysia Government Bond
3.519% 4/20/28	MYR	3,065,000	644,105
			644,105
26    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco — 0.09%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	370,000	$ 379,191
144A 2.375% 12/15/27 #		500,000	445,000
			824,191
Nigeria — 0.04%
Nigeria Government International Bond
7.375% 9/28/33		411,000	345,754
			345,754
Paraguay — 0.20%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		1,142,000	1,097,131
5.60% 3/13/48		800,000	711,000
			1,808,131
Peru — 0.12%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		400,000	357,410
Peruvian Government International Bonds
3.30% 3/11/41		455,000	339,018
3.60% 1/15/72		516,000	339,048
			1,035,476
Poland — 0.07%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		300,000	297,265
Republic of Poland Government International Bond 5.50% 4/4/53		330,000	329,732
			626,997
Republic of Korea — 0.03%
Export-Import Bank of Korea
5.125% 1/11/33		300,000	303,888
			303,888
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	200,000	209,798
			209,798
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	173,000	123,704
			123,704
NQ- 129 [0224] 0424 (3502139)    27

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.06%
Serbia International Bond
1.00% 9/23/28	EUR	576,000	$ 524,894
			524,894
South Africa — 0.12%
Republic of South Africa Government International Bonds
5.65% 9/27/47		1,000,000	729,913
5.75% 9/30/49		444,000	324,038
			1,053,951
Uruguay — 0.04%
Uruguay Government International Bond
9.75% 7/20/33	UYU	12,419,000	333,119
			333,119
Total Sovereign Bonds (cost $18,269,445)			17,264,764

Supranational Banks — 0.11%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	235,561
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		393,000	328,959
Corp Andina de Fomento 5.25% 11/21/25		400,000	397,486
Total Supranational Banks (cost $1,051,102)			962,006

US Treasury Obligations — 4.45%
US Treasury Bonds
2.25% 8/15/46		2,050,000	1,393,039
3.875% 2/15/43		1,905,000	1,744,601
3.875% 5/15/43		205,000	187,523
4.125% 8/15/53		240,000	229,837
4.125% 2/15/54		3,555,000	3,489,177
4.75% 11/15/43		1,367,400	1,407,567
4.75% 11/15/53		555,000	590,641
US Treasury Notes
3.75% 12/31/28		10,145,000	9,915,945
4.00% 1/31/29		435,000	430,038
4.00% 1/31/31		1,640,000	1,613,606
28    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.25% 2/28/29	80,000	$ 80,016
4.25% 2/28/31	1,570,000	1,568,283
4.50% 9/30/28	1,670,000	1,692,832
4.50% 11/15/33	15,260,000	15,552,086
5.00% 9/30/25	45,000	45,149
Total US Treasury Obligations (cost $40,309,265)		39,940,340
	Number of shares
Common Stocks — 57.54%
Communication Services — 1.93%
AT&T	81,570	1,380,980
Interpublic Group	20,887	655,852
KDDI	19,000	574,404
Orange	61,079	700,147
Publicis Groupe	9,158	968,967
Verizon Communications	214,923	8,601,218
Walt Disney	39,713	4,431,177
		17,312,745
Consumer Discretionary — 6.96%
adidas AG	8,766	1,773,189
Amadeus IT Group	25,917	1,533,221
Bath & Body Works	77,977	3,563,549
Best Buy	43,799	3,542,463
eBay	33,537	1,585,629
Genuine Parts	22,805	3,403,874
H & M Hennes & Mauritz Class B	48,921	664,301
Home Depot	18,696	7,115,885
Kering	2,098	966,398
Lowe's	39,043	9,396,479
LVMH Moet Hennessy Louis Vuitton	858	783,127
NIKE Class B	27,199	2,826,792
PulteGroup	41,553	4,503,514
Ross Stores	25,792	3,841,976
Sodexo	16,621	1,324,881
Starbucks	21,056	1,998,215
Swatch Group	2,895	683,467
TJX	91,281	9,049,598
NQ- 129 [0224] 0424 (3502139)    29

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tractor Supply	15,547	$ 3,953,913
		62,510,471
Consumer Staples — 4.15%
Altria Group	85,293	3,489,337
Anheuser-Busch InBev	18,126	1,095,546
Asahi Group Holdings	12,200	417,941
Conagra Brands	122,498	3,439,744
Danone	29,889	1,907,258
Diageo	67,659	2,534,865
Dollar General	30,538	4,437,477
Dollar Tree †	29,700	4,356,396
Essity Class B	59,982	1,398,544
Kao	34,400	1,301,628
Koninklijke Ahold Delhaize	89,837	2,675,515
Nestle	19,080	1,978,924
Philip Morris International	47,393	4,263,474
Seven & i Holdings	36,900	549,919
Unilever	47,042	2,297,262
Vector Group	97,835	1,091,839
		37,235,669
Energy — 3.49%
APA	69,440	2,068,618
Chevron	18,342	2,788,167
Civitas Resources	19,429	1,334,384
ConocoPhillips	34,712	3,906,489
Coterra Energy	90,103	2,322,855
EOG Resources	15,563	1,781,341
Exxon Mobil	103,012	10,766,814
Marathon Petroleum	26,260	4,443,980
Texas Pacific Land	533	839,699
Viper Energy	31,210	1,127,929
		31,380,276
Financials — 9.48%
Allstate	27,501	4,386,959
Ally Financial	54,034	1,998,718
American Financial Group	5,810	741,763
American International Group	61,000	4,446,290
Ameriprise Financial	10,976	4,471,183
Bank of New York Mellon	58,842	3,300,448
BlackRock	5,967	4,841,266
30    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Blackstone	35,796	$ 4,575,445
Carlyle Group	41,927	1,922,353
Discover Financial Services	13,935	1,681,954
Evercore Class A	6,108	1,142,685
Fidelity National Financial	49,461	2,501,737
Fidelity National Information Services	67,075	4,640,919
Fifth Third Bancorp	92,343	3,171,059
KeyCorp	293,102	4,182,566
MetLife	61,001	4,254,210
PNC Financial Services Group	8,086	1,190,259
Principal Financial Group	49,970	4,040,574
Prudential Financial	40,143	4,375,186
Sberbank of Russia PJSC =	52,870	0
SEI Investments	31,969	2,149,915
State Street	29,819	2,198,555
Synchrony Financial	79,369	3,277,940
Travelers	19,912	4,399,755
Truist Financial	116,100	4,061,178
US Bancorp	95,100	3,990,396
Western Union	236,250	3,168,112
		85,111,425
Healthcare — 7.17%
AbbVie	35,501	6,249,951
Amgen	3,523	964,703
Baxter International	103,200	4,222,944
Bristol-Myers Squibb	49,446	2,509,384
Cardinal Health	30,081	3,368,470
CareTrust REIT	6,688	150,881
Cencora	19,237	4,532,237
Cigna Group	12,582	4,229,313
CVS Health	52,400	3,896,988
Gilead Sciences	44,741	3,225,826
Healthpeak Properties	1,335	22,361
Hologic †	52,031	3,839,888
Johnson & Johnson	23,800	3,840,844
McKesson	4,811	2,508,504
Medical Properties Trust	2,004	8,437
Merck & Co.	83,914	10,669,665
Novo Nordisk Class B	10,271	1,226,005
OmniAb 12.5 †	363	0
OmniAb 15 †	363	0
NQ- 129 [0224] 0424 (3502139)    31

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Pfizer	85,092	$ 2,260,044
Roche Holding AG	5,907	1,544,452
SIGA Technologies	149,771	780,307
Smith & Nephew	140,640	1,855,430
UnitedHealth Group	2,518	1,242,885
Ventas	4,878	206,291
Welltower	11,274	1,039,012
		64,394,822
Industrials — 4.14%
Dover	26,627	4,403,573
Expeditors International of Washington	25,679	3,071,208
Honeywell International	20,235	4,021,302
Intertek Group	23,263	1,361,682
Knorr-Bremse	14,097	986,932
Kone Class B	18,143	888,307
Lockheed Martin	2,244	960,971
Makita	48,700	1,274,198
Masco	48,313	3,708,506
Northrop Grumman	8,250	3,803,415
Otis Worldwide	26,780	2,552,134
Paychex	31,066	3,809,313
Pluxee †	16,891	482,592
Robert Half	37,480	3,013,392
RTX	6,502	583,034
Securitas Class B	206,027	2,216,119
		37,136,678
Information Technology — 16.27%
Accenture Class A	7,767	2,910,916
Apple	133,264	24,087,468
Applied Materials	18,597	3,749,527
Broadcom	6,614	8,601,441
Cisco Systems	156,980	7,593,123
Cognizant Technology Solutions Class A	54,050	4,271,031
Dell Technologies Class C	49,030	4,641,180
Digital Realty Trust	4,134	606,913
Equinix	1,829	1,625,652
HP	121,038	3,429,006
KLA	6,047	4,125,868
Lam Research	6,005	5,634,191
Microchip Technology	9,563	804,631
32    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Microsoft	61,018	$ 25,239,485
Monolithic Power Systems	6,781	4,882,591
Motorola Solutions	12,933	4,272,934
NetApp	47,022	4,190,601
NVIDIA	25,169	19,911,699
Oracle	35,300	3,942,304
QUALCOMM	31,983	5,046,598
SAP	12,816	2,401,634
Teledyne Technologies †	9,622	4,111,192
		146,079,985
Materials — 0.91%
Air Liquide	9,651	1,961,593
Dow	44,151	2,467,158
DuPont de Nemours	53,477	3,700,073
		8,128,824
Real Estate — 0.50%
Equity Residential	74,591	4,491,124
Etalon Group GDR #, =, †	20,100	0
Spirit MTA REIT =, †	677	0
		4,491,124
REIT Diversified — 0.16%
Gaming and Leisure Properties	11,154	507,284
VICI Properties	30,934	925,855
		1,433,139
REIT Healthcare — 0.06%
Alexandria Real Estate Equities	4,464	556,795
		556,795
REIT Hotel — 0.20%
Apple Hospitality REIT	21,250	341,913
Chatham Lodging Trust	19,760	201,552
Host Hotels & Resorts	25,640	531,774
Park Hotels & Resorts	8,702	144,453
Ryman Hospitality Properties	4,354	515,862
Sunstone Hotel Investors	2,581	28,881
		1,764,435
REIT Industrial — 0.39%
Plymouth Industrial REIT	1,172	25,280
Prologis	20,952	2,792,273
NQ- 129 [0224] 0424 (3502139)    33

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Rexford Industrial Realty	8,788	$ 447,133
Terreno Realty	3,999	257,136
		3,521,822
REIT Mall — 0.22%
Simon Property Group	13,596	2,014,111
		2,014,111
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	3,121	210,106
Sun Communities	2,220	296,947
		507,053
REIT Multifamily — 0.23%
American Homes 4 Rent Class A	8,080	299,041
AvalonBay Communities	3,100	548,793
Camden Property Trust	3,437	324,728
Essex Property Trust	2,196	508,154
Mid-America Apartment Communities	2,299	288,938
UDR	3,445	122,298
		2,091,952
REIT Office — 0.05%
Boston Properties	1,352	87,501
Cousins Properties	10,769	245,641
Piedmont Office Realty Trust Class A	21,928	137,489
		470,631
REIT Self-Storage — 0.21%
CubeSmart	9,071	395,587
Extra Space Storage	3,458	487,474
Public Storage	3,391	962,603
		1,845,664
REIT Shopping Center — 0.24%
Agree Realty	6,313	346,899
Brixmor Property Group	22,342	505,153
Kimco Realty	18,424	364,058
Kite Realty Group Trust	6,383	136,660
Phillips Edison & Co.	1,525	54,473
Regency Centers	3,516	217,816
Retail Opportunity Investments	22,984	297,183
SITE Centers	6,512	88,433
34    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center (continued)
Tanger	6,264	$ 180,466
		2,191,141
REIT Single Tenant — 0.09%
Realty Income	14,686	765,287
		765,287
REIT Specialty — 0.20%
EPR Properties	2,740	112,559
Essential Properties Realty Trust	4,190	100,099
Invitation Homes	21,705	739,489
Iron Mountain	7,061	555,277
Lamar Advertising Class A	1,804	199,432
Outfront Media	4,080	58,630
		1,765,486
Utilities — 0.43%
Duke Energy	42,200	3,875,226
		3,875,226
Total Common Stocks (cost $425,713,913)		516,584,761

Convertible Preferred Stock — 1.21%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	17,549	353,437
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,856	800,569
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26	27,361	1,745,358
Bank of America 7.25% exercise price $50.00 ω	1,091	1,291,777
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	47,703	2,258,737
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	13,442	1,680,116
UGI 7.25% exercise price $52.57, maturity date 6/1/24	19,571	1,118,678
Wells Fargo & Co. 7.50% exercise price $156.71 ω	1,403	1,655,540
Total Convertible Preferred Stock (cost $12,024,647)		10,904,212

NQ- 129 [0224] 0424 (3502139)    35

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)

Preferred Stock — 0.14%
Henkel AG & Co. 2.75% ω	16,845	$ 1,267,314
Total Preferred Stock (cost $1,367,248)		1,267,314

Exchange-Traded Funds — 4.75%
iShares Latin America 40 ETF	166,102	4,665,805
iShares MSCI China ETF	171,402	6,682,964
iShares MSCI Emerging Markets Asia ETF	115,858	7,628,091
Vanguard Russell 2000 ETF	288,381	23,719,337
Total Exchange-Traded Funds (cost $42,250,887)		42,696,197
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.000% 1/15/87 #, =, ♦	1,300,000	130
Total Leveraged Non-Recourse Security (cost $1,105,000)		130
	Number of shares
Limited Liability Corporation — 1.13%
Sc Hixson<<, =	7,200,000	10,105,920
Total Limited Liability Corporation (cost $5,301,000)		10,105,920

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	3,389,471	3,389,471
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	3,389,471	3,389,471
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.32%)	3,389,471	3,389,471
36    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	3,389,471	$ 3,389,471
Total Short-Term Investments (cost $13,557,884)		13,557,884
Total Value of Securities—99.52% (cost $813,244,248)		893,489,634

Receivables and Other Assets Net of Liabilities—0.48%★		4,324,326
Net Assets Applicable to 62,104,330 Shares Outstanding—100.00%		$897,813,960
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 29, 2024.
Δ	Securities have been classified by country of risk.
«	PIK. The first payment of cash and/or principal will be made after undefined.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 29, 2024. Rate will reset at a future date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
NQ- 129 [0224] 0424 (3502139)    37

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $83,251,969, which represents 9.27% of the Fund’s net assets.
<<	Affiliated company.
★	Includes $305,712 cash collateral held at broker for futures contracts as of February 29, 2024.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at February 29, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CZK	7,495,747	USD	(321,000)	3/22/24	$—	$(1,380)
JPMCB	EUR	(1,920,526)	USD	2,077,947	3/22/24	338	—
JPMCB	INR	51,869,680	USD	(622,782)	3/22/24	2,201	—
Total Forward Foreign Currency Exchange Contracts						$2,539	$(1,380)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
107	US Treasury 5 yr Notes	$11,438,968	$11,436,714	6/28/24	$2,254	$—	$1,671
68	US Treasury 10 yr Notes	7,509,750	7,483,359	6/18/24	26,391	—	6,375
38    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(6)	US Treasury Long Bonds	$(715,500)	$(708,453)	6/18/24	$—	$(7,047)	$(3,000)
Total Futures Contracts			$18,211,620		$28,645	$(7,047)	$5,046
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 6/20/28- Quarterly	705,000	1.000%	$3,472	$25,806	$(22,334)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	1,006,000	1.000%	(13,809)	(4,979)	(8,830)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	941,000	1.000%	(11,720)	(5,323)	(6,397)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly	1,438,000	1.000%	61,372	71,715	(10,343)
JPMCB Republic of South Africa 1.00% 4/14/26 Ba2 6/20/28- Quarterly	700,000	1.000%	29,875	36,896	(7,021)
Total CDS Contracts			$69,190	$124,115	$(54,925)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of
NQ- 129 [0224] 0424 (3502139)    39

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(9,580).
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
40    NQ- 129 [0224] 0424 (3502139)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CZK – Czech Koruna
EUR – European Monetary Unit
IDR – Indonesian Rupiah
INR – Indian Rupee
KZT – Kazakhstani Tenge
MYR – Malaysian Ringgit
USD – US Dollar
UYU – Uruguayan Peso
NQ- 129 [0224] 0424 (3502139)    41